Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Offsetting Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities borrowed or purchased under agreements to resell:
Gross Assets	$ 347,281	$ 316,567
Amounts Offset	(154,799)	(124,744)
Net Balance Sheet Amount	192,482	191,823
Financial Instruments	(144,332)	(145,573)
Net Assets	48,150	46,250
Securities loaned or sold under agreements to repurchase:
Gross Liabilities	329,078	326,007
Amounts Offset	(154,799)	(124,744)
Net Balance Sheet Amount	174,279	201,263
Financial Instruments	(135,737)	(164,306)
Net Liabilities	38,542	36,957
Other:
Gross Liabilities	13,235	11,641
Amounts Offset	0	0
Net Balance Sheet Amount	13,235	11,641
Financial Instruments	(13,235)	(11,641)
Net Liabilities	0	0
Total Securities Financing Agreements Liability:
Gross Liabilities	342,313	337,648
Amounts Offset	(154,799)	(124,744)
Net Balance Sheet Amount	187,514	212,904
Financial Instruments	(148,972)	(175,947)
Net Liabilities	38,542	36,957
Loans and leases repurchase activity	$ 9,300	$ 5,600